Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Entity Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001742927
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Document Type	S-1/A
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	Amendment 2